Loan Payable - Schedule of Notes payable, short term and related party notes payable, short term (Details) - Note Payable And Related Party Notes Payable Short Term [Member] - USD ($)		3 Months Ended	9 Months Ended
	Jan. 29, 2018	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term notes payable, outstanding				$ 677,538
Repayment of related party notes payable, Principal amount	$ 677,538	$ 0	$ 677,538
Repayment of short term note payable interest amount	27,600
Medalist Fund I
Short-term Debt [Line Items]
Short-term notes payable, outstanding				$ 252,000
Repayment of related party notes payable, Principal amount	252,000
Repayment of short term note payable interest amount	$ 12,600
Interest Rate	5.00%			5.00%
Medalist Fund II
Short-term Debt [Line Items]
Short-term notes payable, outstanding				$ 150,000
Repayment of related party notes payable, Principal amount	$ 150,000
Repayment of short term note payable interest amount	$ 7,500
Interest Rate	5.00%			5.00%
Medalist Properties 8
Short-term Debt [Line Items]
Short-term notes payable, outstanding				$ 125,538
Repayment of related party notes payable, Principal amount	$ 125,538
K&R Automotive
Short-term Debt [Line Items]
Short-term notes payable, outstanding				$ 100,000
Repayment of related party notes payable, Principal amount	100,000
Repayment of short term note payable interest amount	$ 5,000
Interest Rate	5.00%			5.00%
Medalist Fund I-B
Short-term Debt [Line Items]
Short-term notes payable, outstanding				$ 50,000
Repayment of related party notes payable, Principal amount	$ 50,000
Repayment of short term note payable interest amount	$ 2,500
Interest Rate	5.00%			5.00%